Acquisitions and Other Transactions	6 Months Ended
Jun. 30, 2026
Acquisitions and Other Transactions
Acquisitions and Other Transactions

Note 3 - Acquisitions and Other Transactions

(a)	Acquisition of Royalty on Comet Vale Gold Mine – Australia

Subsequent to quarter-end, on July 15, 2026, the Company acquired, through a wholly owned Australian subsidiary, a 2.0% gross royalty on all gold production from the majority of the mining leases of Gorilla Gold’s Comet Vale gold project, including the Sovereign and Cheer deposits,  in the north Kalgoorlie region of Western Australia for $8.4 million (A$12.0 million), plus a contingent payment of A$3.0 million.

(b)	Acquisition of royalty on the Greenstone Gold Mine – Ontario, Canada

On June 22, 2026, the Company acquired from Old Steelco Inc. a 5.0% net profits interest (“NPI”) and 2.0% net smelter return royalty (“NSR”) that cover part of Equinox Gold Corp.’s broader Greenstone gold mine property for total cash consideration of $2.0 million. The 5.0% NPI area overlaps with a portion the Company’s existing 3% NSR on the Greenstone gold mine.

The transaction has been accounted for as an acquisition of a mineral interest.

(c)	Margin Term Loan Facility with Life of Mine Investments Inc.

On June 8, 2026, the Company extended a margin term loan facility to Life of Mine Investments Inc. (“LOMI”) in the amount of C$25.0 million (the “LOMI Facility”). On June 17, 2026, the LOMI Facility was fully drawn and $17.8 million (C$25.0 million) was advanced to LOMI. The LOMI Facility has a 3-year term and bears interest based on the CIBC prime rate plus 0.40% per annum. The LOMI Facility is fully secured by a pledge of securities held by LOMI. Interest earned on the LOMI Facility is included within interest revenue on the statement of income and comprehensive income.

The LOMI Facility has been accounted for as a loan receivable measured at amortized cost in accordance with IFRS 9.

(d)	Acquisition of Royalty on Youanmi Gold Mine – Australia

On May 29, 2026, the Company acquired, through a wholly owned Australian subsidiary, a 1.0% NSR on all gold production from the mining leases of Rox Resources Limited’s Youanmi gold project in the Murchison region of Western Australia for $32.9 million (A$47.0 million).

The transaction has been accounted for as an acquisition of a mineral interest.

(e)	Acquisition of Royalty Portfolio from Victoria Gold Corp. – Canada and U.S.

On April 16, 2026, the Company acquired a portfolio of six royalties held by Victoria Gold Corp. for $40.0 million (C$55.0 million). The portfolio includes a 6.0% NSR (subject to a 5.0% buy-back at the operator’s election for $7.3 million (C$10.0 million)) on Banyan Gold Corp.’s AurMac property and a 1.0% NSR on Banyan Gold’s Hyland property both in the Yukon. The portfolio also includes milestone payments on i-80 Gold Corp.’s (“i-80 Gold”) Cove project in Nevada and three additional royalties on earlier stage properties in Nevada and the Yukon.

The transaction has been accounted for as an acquisition of a mineral interest.

(f)	Acquisition of Stream on the Casa Berardi Gold Mine with Orezone Gold Corporation – Quebec, Canada

On March 24, 2026, the Company, through a wholly-owned Canadian subsidiary, acquired a $100.0 million gold stream (the “Casa Berardi Stream”) from a subsidiary of Orezone Gold Corporation (“Orezone”). The stream transaction supported Orezone’s acquisition of Hecla Mining Company’s producing Casa Berardi gold mine and other Quebec assets, including the Heva-Hosco gold project (“Heva-Hosco”).

Key terms of the Casa Berardi Stream include:

●	Fixed Deliveries: 1,625 ounces of gold per quarter (6,500 ounces of gold per year) for the first five years, followed by,
●	Variable Deliveries: 5.0% of gold produced from the Casa Berardi mine and other Quebec assets (excluding Heva-Hosco) and 2.5% of gold produced from Heva-Hosco.
●	Gold ounces delivered will be subject to an ongoing payment of 20% of spot price for each ounce of gold delivered.

Deliveries are due 15 days following the end of each quarter. The effective date of the Casa Berardi Stream was January 1, 2026 and the first full quarter fixed delivery was on April 15, 2026.

The transaction has been accounted for as an acquisition of a mineral interest.

(g)	Acquisition of Royalty with i-80 Gold Corp. – Nevada, U.S.

On March 16, 2026, the Company, through a wholly-owned U.S. subsidiary, acquired a $250.0 million NSR (the “i-80 Gold Royalty”) from i-80 Gold Corp (“i-80 Gold”). The royalty consists of a 1.5% NSR on all minerals produced, increasing to 3.0% in perpetuity beginning on January 1, 2031, and applies to Granite Creek, the Ruby Hill Property (including Archimedes and Mineral Point), Cove and Lone Tree. The Company funded the upfront payment of $225.0 million upon closing, with a further $25.0 million payable contingent on the incurrence, before the end of 2026, of an initial $25.0 million of budgeted expenditures to advance Mineral Point by i-80 Gold.

The transaction has been accounted for as an acquisition of a mineral interest.

(h)	Financing Package with Minerals 260 Limited on the Bullabulling Gold Project – Australia

On February 26, 2026, the Company acquired, through a wholly-owned Australian subsidiary, a $119.9 million (A$170.0 million) gross royalty (the “Bullabulling Royalty”) from Minerals 260 Limited (“Minerals 260”) to support its development of the Bullabulling gold project located approximately 65 km from Kalgoorlie, in the Eastern Goldfields, Western Australia. Additionally, the Company has subscribed for $35.3 million (A$50.0 million) of Minerals 260’s ordinary shares.

The royalty consists of an incremental 1.45% gross royalty over certain Bullabulling tenements on which the Company already held a 1.00% royalty and a new 2.45% gross royalty over Bullabulling tenements where the Company did not already hold an existing royalty. Upon production of an aggregate of 4.0 Moz Au from royalty lands, the aggregate royalty burden on the royalty lands will step down from 2.45% to 1.63%.

The purchase price was funded in two tranches, with $53.3 million (A$75 million) funded on February 26, 2026, and the remaining $66.6 million (A$95 million) funded on March 26, 2026 upon receipt of the approval from the Foreign Investment Review Board.

The acquisition of the Bullabulling Royalty has been accounted for as an acquisition of a mineral interest.

Minerals 260 Shares

On February 26, 2026, the Company purchased 111.1 million common shares of Minerals 260 at an issue price of A$0.45 per share for an aggregate purchase price of $35.3 million (A$50.0 million). Upon closing of the transaction, the Company owned approximately 4.9% of Minerals 260’s issued and outstanding common shares.

The Company’s holding of common shares of Minerals 260 has been accounted for as an equity investment designated at FVTOCI.

(i)	Acquisition of Mineral Rights with Continental Resources, Inc. – U.S.

The Company recorded contributions to the Royalty Acquisition Venture of $1.5 million and 6.4 million in Q2 2026 and H1 2026, respectively (Q2 2025 – $2.8 million and H1 2025 - $4.4 million). As at June 30, 2026, the Company has remaining commitments of up to $30.1 million.

The Royalty Acquisition Venture is accounted for as a joint operation in accordance with IFRS 11.